Subsequent Events	12 Months Ended
Jun. 30, 2013
Subsequent Events

20. Subsequent Events

On July 2, 2013, STA Holdings granted 116,509 Class B Series Three common shares pursuant to the EIP. The Company will recognize non-cash stock-based expense related to these grants during the quarter ending September 30, 2013.

On July 23, 2013 the Company acquired Scholastic Bus Co., (“Scholastic”) located in Bergen County, New Jersey for approximately $2.2 million, consisting of $2.0 million in cash and $0.2 million in deferred payments.

During July and August 2013, the Company entered into additional operating leases with seven major financial institutions to lease approximately $40.4 million in growth and replacement school vehicles for the upcoming 2013-2014 school year. The term of these leases is six years at effective fixed rates in the range of 2.3% to 4.4%. Annual lease payments on these additional leases will approximate $5.7 million per year for the term of the leases.

On August 27, 2013 the Company acquired Williams Bus Lines Co. (“Williams Bus”), located in Wilkes Barre, Pennsylvania, for approximately $3.4 million, consisting of $3.2 million in cash and $0.2 million in deferred payments.